UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Compliance Officer
Phone:                 301-951-5288 x 102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        November 10, 2011
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      109
Form 13F Information Table Value Total:      $113,325
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd Spons ADR              COM              000375204      408    23890 SH       SOLE                                      23890
Abbott Laboratories            COM              002824100      680    13300 SH       SOLE                                      13300
Accenture PLC                  COM              G1151C101     2246    42641 SH       SOLE                                      42641
Ametek Inc                     COM              031100100     1375    41701 SH       SOLE                                      41701
Amphenol Corp New Cl A         COM              032095101      931    22838 SH       SOLE                                      22838
Apache Corporation             COM              037411105      554     6901 SH       SOLE                                       6901
Apple Computer Inc             COM              037833100     2783     7299 SH       SOLE                                       7299
Aptargroup Inc                 COM              038336103      417     9325 SH       SOLE                                       9325
Autozone Inc                   COM              053332102     1099     3443 SH       SOLE                                       3443
BCE Inc. New                   COM              05534B760     1074    28673 SH       SOLE                                      28673
Bank of Montreal               COM              063671101     1530    27399 SH       SOLE                                      27399
Bard C.R. Inc.                 COM              067383109      646     7383 SH       SOLE                                       7383
Barrick Gold Corp              COM              067901108      910    19500 SH       SOLE                                      19500
Becton Dickinson & Co          COM              075887109     2494    34017 SH       SOLE                                      34017
Bristol-Myers Squibb           COM              110122108      396    12611 SH       SOLE                                      12611
C H Robinson Worldwide Inc New COM              12541W209     3440    50242 SH       SOLE                                      50242
CNOOC Ltd Spons ADR            COM              126132109      609     3798 SH       SOLE                                       3798
Canadian National Railway Corp COM              136375102     1860    27936 SH       SOLE                                      27936
Caterpillar Inc                COM              149123101      454     6153 SH       SOLE                                       6153
Celgene Corporation            COM              151020104      553     8940 SH       SOLE                                       8940
Central Fund Of Canada         COM              153501101      681    32901 SH       SOLE                                      32901
CenturyLink                    COM              156700106      931    28100 SH       SOLE                                      28100
Check Point Software           COM              M22465104     3782    71683 SH       SOLE                                      71683
Chevron Texaco Corp            COM              166764100      216     2328 SH       SOLE                                       2328
Church & Dwight Inc            COM              171340102     2608    59003 SH       SOLE                                      59003
Cimarex Energy Co.             COM              171798101      298     5349 SH       SOLE                                       5349
Citrix Systems                 COM              177376100     1022    18742 SH       SOLE                                      18742
Clean Harbors Inc              COM              184496107     2181    42524 SH       SOLE                                      42524
Cognizant Tech                 COM              192446102     3361    53603 SH       SOLE                                      53603
Cummins Inc                    COM              231021106      672     8225 SH       SOLE                                       8225
Danaher Corp                   COM              235851102     1590    37912 SH       SOLE                                      37912
Dominion Resources             COM              25746U109     1244    24511 SH       SOLE                                      24511
Donaldson Company Inc          COM              257651109     1428    26060 SH       SOLE                                      26060
Dover Corp                     COM              260003108      205     4400 SH       SOLE                                       4400
EQT Corporation                COM              26884L109      814    15254 SH       SOLE                                      15254
Ecolab                         COM              278865100     2765    56551 SH       SOLE                                      56551
Emerson Electric Co            COM              291011104      202     4884 SH       SOLE                                       4884
Energizer Holdings             COM              29266R108      322     4844 SH       SOLE                                       4844
Expeditors Int'l Wash          COM              302130109      359     8850 SH       SOLE                                       8850
Exxon Mobil Corp               COM              30231G102      312     4300 SH       SOLE                                       4300
Factset Research System        COM              303075105     1865    20958 SH       SOLE                                      20958
Fastenal Co                    COM              311900104     1746    52450 SH       SOLE                                      52450
Fiserv Inc.                    COM              337738108     1322    26047 SH       SOLE                                      26047
Freeport-McMoran Copper & Gold COM              35671D857      232     7614 SH       SOLE                                       7614
Grainger (WW) Inc              COM              384802104     3815    25514 SH       SOLE                                      25514
Hansen Natural Corp            COM              411310105      877    10046 SH       SOLE                                      10046
Helmerich & Payne              COM              423452101      444    10928 SH       SOLE                                      10928
Henry Schein Inc.              COM              806407102     2285    36856 SH       SOLE                                      36856
Humana Inc.                    COM              444859102     2236    30749 SH       SOLE                                      30749
Idexx Labs                     COM              45168D104     2702    39184 SH       SOLE                                      39184
Int'l Business Mach            COM              459200101     4541    25968 SH       SOLE                                      25968
Iron Mountain Inc PA           COM              462846106      212     6700 SH       SOLE                                       6700
Johnson & Johnson              COM              478160104     1114    17493 SH       SOLE                                      17493
Kellogg Co                     COM              487836108      672    12625 SH       SOLE                                      12625
Kirby Corporation              COM              497266106      304     5767 SH       SOLE                                       5767
Knight Transportation Inc      COM              499064103      281    21112 SH       SOLE                                      21112
McCormick & Co                 COM              579780206     1096    23734 SH       SOLE                                      23734
McDonald's Corp                COM              580135101     1966    22392 SH       SOLE                                      22392
Merck & Co New                 COM              58933Y105      496    15154 SH       SOLE                                      15154
Netease.com ADS                COM              64110W102      394    10321 SH       SOLE                                      10321
Newmont Mining                 COM              651639106      740    11750 SH       SOLE                                      11750
NextEra Energy Inc             COM              65339F101      252     4657 SH       SOLE                                       4657
Nice Systems Ltd ADR           COM              653656108      492    16202 SH       SOLE                                      16202
Nike Inc Cl B                  COM              654106103      852     9965 SH       SOLE                                       9965
Noble Energy Inc.              COM              655044105      350     4950 SH       SOLE                                       4950
Novo Nordisk Spons ADR         COM              670100205      736     7398 SH       SOLE                                       7398
O'Reilly Automotive Inc New    COM              67103H107     2616    39266 SH       SOLE                                      39266
Oracle Corporation             COM              68389x105     2023    70405 SH       SOLE                                      70405
Parker Hannifin Corp           COM              701094104      294     4650 SH       SOLE                                       4650
Paychex Inc                    COM              704326107      227     8600 SH       SOLE                                       8600
Potash Corp                    COM              73755L107      375     8674 SH       SOLE                                       8674
Praxair Inc                    COM              74005P104     2276    24344 SH       SOLE                                      24344
Public Storage Inc Com         COM              74460D109      530     4758 SH       SOLE                                       4758
Qualcomm Inc                   COM              747525103     1033    21235 SH       SOLE                                      21235
Questar Corporation            COM              748356102      733    41411 SH       SOLE                                      41411
Rogers Communications Cl B     COM              775109200      980    28637 SH       SOLE                                      28637
Roper Inds Inc New Com         COM              776696106     1610    23369 SH       SOLE                                      23369
Shire Ltd Spons ADR            COM              82481R106     1165    12398 SH       SOLE                                      12398
Sigma-Aldrich Corp             COM              826552101     3777    61129 SH       SOLE                                      61129
Smucker, (JM)                  COM              832696405      763    10470 SH       SOLE                                      10470
Southern Co                    COM              842587107     1124    26532 SH       SOLE                                      26532
Stericycle Inc                 COM              858912108     1826    22620 SH       SOLE                                      22620
Stryker Corp                   COM              863667101      879    18645 SH       SOLE                                      18645
Suncor Energy Inc.             COM              867224107      210     8250 SH       SOLE                                       8250
Syngenta Adr                   COM              87160A100      821    15833 SH       SOLE                                      15833
TRPrice Assoc                  COM              74144T108     1889    39550 SH       SOLE                                      39550
Taiwan Semiconductor Mfg       COM              874039100      790    69122 SH       SOLE                                      69122
Thermo Fisher Scientific       COM              883556102      422     8324 SH       SOLE                                       8324
Toronto-Dominion Bank          COM              891160509      582     8197 SH       SOLE                                       8197
Trimble Navigation Ltd         COM              896239100      724    21576 SH       SOLE                                      21576
United States Natural Gas Fund COM              912318110      161    17827 SH       SOLE                                      17827
United Technologies            COM              913017109     2817    40039 SH       SOLE                                      40039
Verizon Communication          COM              92343v104      213     5783 SH       SOLE                                       5783
WGL Holdings Inc.              COM              92924f106      777    19887 SH       SOLE                                      19887
Walgreen Co                    COM              931422109      214     6500 SH       SOLE                                       6500